Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax on net loss at the mining statutory tax rate	R 934	R 1,600	R 50
Non-allowable deductions	(241)	(513)	(77)
Gain on bargain purchase	0	0	288
Share-based payments	(70)	(104)	(104)
Impairment of assets	(2)	(219)	(87)
Exploration expenditure	(36)	(74)	(50)
Finance costs	(68)	(54)	(37)
Other	(65)	(62)	(87)
Movement in temporary differences related to property, plant and equipment	(1,388)	(1,248)	(1,080)
Movements in temporary differences related to other assets and liabilities	98	55	52
Difference between effective mining tax rate and statutory mining rate on mining income	(175)	(550)	129
Difference between non-mining tax rate and statutory mining rate on non-mining income	19	35	55
Effect on temporary differences due to changes in effective tax rates	83	675	968
Prior year adjustment	(8)	0	7
Capital allowances	684	604	536
Deferred tax asset not recognised	133	(424)	(130)
Total taxation (expense)/credit	R 139	R 234	R 510
Effective income and mining tax rate (%)	5.00%	5.00%	347.00%
Freegold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax rate	8.10%	8.70%	12.50%	20.00%
Randfontein
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax rate	4.50%	1.80%	3.80%	10.10%
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax rate	0.00%	0.00%	0.00%
Parent Company
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax rate	25.70%	10.50%	19.40%	21.10%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	34.00%	34.00%	34.00%